RELATED PARTY NOTES PAYABLE	7 Months Ended
Dec. 31, 2021
Winvest Group Ltd [Member]
RELATED PARTY NOTES PAYABLE

NOTE 4 – RELATED PARTY NOTES PAYABLE

The Company’s financing subsequent to the change of control on March 31, 2021 has come from the Winvest Group Cayman, an affiliate with the same name as the Company, and based in the Cayman Islands. As of December 31, 2021 the amount due to the Winvest Group Cayman was $108,561 which is being treated as an interest free demand loan.